UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Preferred Stock [Member] Series D [Member]	Preferred Stock [Member] Series E [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series C [Member]	Additional Paid-in Capital [Member] Series D [Member]	Additional Paid-in Capital [Member] Series E [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series C [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series D [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series E [Member]	Total	Series C [Member]	Series D [Member]	Series E [Member]
Balance at Dec. 31, 2021	$ 5	$ 0	$ 0	$ 0	$ 0	$ 48,079				$ 65				$ 48,149
Balance (in shares) at Dec. 31, 2021	500,000	10,000	0	0	44,101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	$ 0	$ 0	0				1,062				1,062
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6)					$ 1	10,651				0				10,652
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 6) (in shares)					65,357
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 6)					$ 0	894				0				894
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 6) (in shares)					6,407
Issuance of common stock following exercise of warrants					$ 0	3,132				0				3,132
Issuance of common stock following exercise of warrants (in shares)					33,280
Issuance of stock (in shares)					6,407
Compensation on restricted stock awards (Note 6(d))	0	0	0	0	$ 0	158				0				158
Dividends declared ($10.00 per share of common stock and class A warrant)					0	(1,767)				(448)				(2,215)
Dividends declared and paid ($2 per share of common stock and Class A warrant)					0	0				(443)				(443)
Dividends declared on preferred stock		0					$ (235)				$ (236)				$ (471)	$ 0
Balance at Jun. 30, 2022	$ 5	$ 0	$ 0	$ 0	$ 1	60,912				0				60,918
Balance (in shares) at Jun. 30, 2022	500,000	10,000	0	0	149,145
Balance at Dec. 31, 2022	$ 5	$ 0	$ 0	$ 0	$ 5	78,870				(2,321)				76,559
Balance (in shares) at Dec. 31, 2022	500,000	10,000	9,172	0	509,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	$ 0	$ 0	$ 0	0				1,347				1,347
Issuance of common stock following exercise of warrants					$ 1	26				0				27
Issuance of common stock following exercise of warrants (in shares)					135,000
Issuance of stock			$ 0	$ 0				$ 10,000	$ 35			$ 0	$ 0			10,000	$ 35
Issuance of stock (in shares)			13,157	1,200	615,000
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 6(a))					$ 6	6,700				0				6,706
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 6(a)) (in shares)					615,000
Retirement of fractional common shares in June reverse stock split (Note 6(a))					$ 0	0				0				0
Retirement of fractional common shares in June reverse stock split (Note 6(a)) (in shares)					(65)
Series D Preferred Stock redemption and issuance of common stock (Note 6(e))			$ 0		$ 20	134				(154)				0
Series D Preferred Stock redemption and issuance of common stock (Note 6(e)) (in shares)					1,977,106
Series D Preferred Stock redemption and issuance of common stock (Note 6(e)) (in shares)			(8,590)
Alternative cashless exercise of private placement warrants (Note 6(b))					$ 3	757				0				760
Alternative cashless exercise of private placement warrants (Note 6(b)) (in shares)					313,243
Vesting of Series C Preferred Stock and compensation cost under the Equity Incentive Plan (Notes 6(c) and 6(d))	0	$ 0	$ 0	$ 0	$ 0	819				0				819
Vesting of Series C Preferred Stock and compensation cost under the Equity Incentive Plan (Notes 6(c) and 6(d)) (in shares)		991
Dividends declared on preferred stock		$ 0	0				$ (269)	$ (73)			$ (306)	$ (655)			$ (575)	$ (728)
Balance at Jun. 30, 2023	$ 5	$ 0	$ 0	$ 0	$ 35	$ 96,999				$ (2,089)				$ 94,950
Balance (in shares) at Jun. 30, 2023	500,000	10,991	13,739	1,200	3,549,484